Employee benefit assets and obligations (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Employee benefit assets and obligations
Re-measurement of employee benefit obligations	$ (7)	$ 24	$ (8)	$ 52
Increase (decrease) resulting from decrease in assets valuation	(14)	(59)	(7)	(95)
Increase (decrease) in benefit liability (asset) resulting from re-measurement	$ (7)	$ (83)	$ 1	$ (147)